Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	From time to time, the Company grants equity awards, including stock options, to its employees and members of the Board. Equity awards are generally granted to employees, including executives, when they are hired, and employees are eligible for additional equity awards in connection with annual performance reviews each year or as otherwise determined appropriate by our Compensation Committee or Board.
We maintain written procedures for the timing of granting stock options and RSUs to our employees. Our equity grant procedures in place during 2024 provide that options and/or RSUs granted to new employees or for mid-year promotions are generally granted on the 10th day of the month (the “monthly grant date”) immediately following the month of the employee’s hire date or promotion date (or if such day was not a trading day, the immediately preceding trading day). However, if we believe we may be in possession of material, nonpublic information (“MNPI”) on a monthly grant date, we will generally delay the grant of the award to the next monthly grant date. For annual equity awards (which may consist of options and/or RSUs) granted to employees, our equity grant procedures provide that such awards are granted on the 25th day of February, or the last trading day preceding the 25th of February, unless otherwise determined by the Board or Compensation Committee.
Our non-employee directors receive grants of initial and annual stock option and RSUs awards at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, which are granted automatically pursuant to the terms of our Automatic Director Grant Program under our 2018 Plan, as further described under the heading, “Director Compensation—Equity Incentives Granted under our 2018 Plan” above.
The Company does not grant equity awards in anticipation of the release of MNPI and we do not time the release of MNPI based on equity award grant dates or for the purposes of affecting the value of executive compensation.
Award Timing Method	From time to time, the Company grants equity awards, including stock options, to its employees and members of the Board. Equity awards are generally granted to employees, including executives, when they are hired, and employees are eligible for additional equity awards in connection with annual performance reviews each year or as otherwise determined appropriate by our Compensation Committee or Board.
We maintain written procedures for the timing of granting stock options and RSUs to our employees. Our equity grant procedures in place during 2024 provide that options and/or RSUs granted to new employees or for mid-year promotions are generally granted on the 10th day of the month (the “monthly grant date”) immediately following the month of the employee’s hire date or promotion date (or if such day was not a trading day, the immediately preceding trading day). However, if we believe we may be in possession of material, nonpublic information (“MNPI”) on a monthly grant date, we will generally delay the grant of the award to the next monthly grant date. For annual equity awards (which may consist of options and/or RSUs) granted to employees, our equity grant procedures provide that such awards are granted on the 25th day of February, or the last trading day preceding the 25th of February, unless otherwise determined by the Board or Compensation Committee.
Our non-employee directors receive grants of initial and annual stock option and RSUs awards at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, which are granted automatically pursuant to the terms of our Automatic Director Grant Program under our 2018 Plan, as further described under the heading, “Director Compensation—Equity Incentives Granted under our 2018 Plan” above.
The Company does not grant equity awards in anticipation of the release of MNPI and we do not time the release of MNPI based on equity award grant dates or for the purposes of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	From time to time, the Company grants equity awards, including stock options, to its employees and members of the Board. Equity awards are generally granted to employees, including executives, when they are hired, and employees are eligible for additional equity awards in connection with annual performance reviews each year or as otherwise determined appropriate by our Compensation Committee or Board.
We maintain written procedures for the timing of granting stock options and RSUs to our employees. Our equity grant procedures in place during 2024 provide that options and/or RSUs granted to new employees or for mid-year promotions are generally granted on the 10th day of the month (the “monthly grant date”) immediately following the month of the employee’s hire date or promotion date (or if such day was not a trading day, the immediately preceding trading day). However, if we believe we may be in possession of material, nonpublic information (“MNPI”) on a monthly grant date, we will generally delay the grant of the award to the next monthly grant date. For annual equity awards (which may consist of options and/or RSUs) granted to employees, our equity grant procedures provide that such awards are granted on the 25th day of February, or the last trading day preceding the 25th of February, unless otherwise determined by the Board or Compensation Committee.
Our non-employee directors receive grants of initial and annual stock option and RSUs awards at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s stockholders, which are granted automatically pursuant to the terms of our Automatic Director Grant Program under our 2018 Plan, as further described under the heading, “Director Compensation—Equity Incentives Granted under our 2018 Plan” above.
The Company does not grant equity awards in anticipation of the release of MNPI and we do not time the release of MNPI based on equity award grant dates or for the purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false